Equity Incentive Plan - Summary of fair value of stock options is estimated using the Black-Scholes model (Detail)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected dividend yield	0.00%	0.00%
Expected volatility	72.00%	72.00%
Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk-free interest rate	0.46%	1.73%
Expected term (years)	5 years 6 months	5 years 6 months
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk-free interest rate	0.49%	2.61%
Expected term (years)	6 years 3 months 18 days	6 years 3 months 18 days